Note 6 - Acquisition of Gatling Exploration Inc. (Details Textual) - Gatling Exploration Inc. [member] $ in Millions			12 Months Ended
	May 20, 2022 USD ($) shares	May 20, 2022 CAD ($) shares	Dec. 31, 2022 shares
Statement Line Items [Line Items]
Issue of convertible instruments | $		$ 3
Percentage of voting equity interests acquired	100.00%	100.00%
Asset acquisition, share exchange ratio	0.0170627	0.0170627
Asset acquisition, shares issued (in shares)	774,643	774,643	774,643
Asset acquisition, replacement stock options issued (in shares)	43,675	43,675	43,675
Asset acquisition, replacement warrants issued (in shares)	53,508	53,508	53,508
Asset acquisition, liabilities settled | $	$ 63,492